Short-term Borrowings and Long-term Loan	12 Months Ended
Dec. 31, 2020
Short-term Borrowings and Long-term Loan
Short-term Borrowings and Long-term Loan

(11) Short-term Borrowings and Long-term Loan

Short-term borrowings and long-term loan consisted of the following:

	Interest
	rate per	September 30, 2020		December 31, 2019
Lender	annum	RMB	US$	RMB
BANK LOANS
Bank of Weifang.
- June 19, 2019 to June 18, 2020	6.5%	—	—	15,000
- July 15, 2019 to July 15, 2020	6.5%	—	—	20,000
- July 18, 2019 to July 9, 2020	6.5%	—	—	30,000
- June 18, 2020 to June 15, 2021	6.5%	15,000	2,299	—
- July 15, 2020 to July 9, 2021	6.5%	20,000	3,065
- July 9, 2020 to July 9, 2021	6.5%	30,000	4,598

Notes:

The principal amounts of the above loans are repayable at the end of the loan period.

Bank loans outstanding, which are all denominated in Renminbi, are secured and guaranteed as follows:

	December 31, 2020		December 31, 2019	December 31, 2018
Secured by:	RMB	US$	RMB	RMB
Property plant and equipment, Land use right	65,000	9,962	65,000	64,950
Guarantee company	—	—	—	—
	65,000	9,962	65,000	64,950